Commitments and Contingencies (Details)	12 Months Ended
Dec. 31, 2020
Decoration Agreements [Member]
Commitments and Contingencies (Details) [Line Items]
Description of commitments	the Company signed office decoration agreements with a third party to decorate the office space rented by GMB Zibo with a total consideration of US$805,022. The Company has paid US$241,507 as a prepayment as of December 31, 2020. The Company expects to pay the rest of consideration of US$563,515 in second quarter of 2021.